Shareholders' Equity (Details Textual) - USD ($)	1 Months Ended		6 Months Ended
	Oct. 20, 2017	Jun. 26, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues	348,000,000
Payments of Stock Issuance Costs	$ 1,700,000
Stock Issued During Period, Value, New Issues	17,400,000
Common Stock, Shares Authorized			10,000,000,000		10,000,000,000
Common Stock, Shares, Outstanding			1,525,693,393		1,525,693,393
Number of Warrant Expired			376,585
Proceeds from Issuance Initial Public Offering	$ 15,700,000
American Depositary Share [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues	3,480,000
Non Employee [Member]
Class of Stock [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized			$ 2,024,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition			1 year 9 months 18 days
Employees And Directors [Member]
Class of Stock [Line Items]
Stock Issued During Period, Value, Share-based Compensation, Gross			$ 828,000	$ 1,748,000
2014 Equity Incentive Plan [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period			141,142,420
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized			77,580,422
Deferred B Shares [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities		10